FAIR VALUE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE ACCOUNTING
Fair Value Measurement of Assets and Liabilities

	Fair Value at December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$3,259	$3,259	$—	$—
Restricted cash	39	39	—	—
Trade receivable from provisional copper and gold concentrate sales, net	111	—	111	—
Derivative instruments, net:
Diesel forward contracts	6	—	6	—
Marketable equity securities	165	165	—	—
Restricted marketable debt securities	55	17	38	—
Restricted other assets	9	9	—	—
Batu Hijau contingent consideration	23	—	—	23
	$3,667	$3,489	$155	$23
Liabilities:
Debt (1)	$4,671	$—	$4,671	$—
Derivative instruments, net:
Foreign exchange forward contracts	1	—	1	—
Holt royalty obligation	243	—	—	243
	$4,915	$—	$4,672	$243

	Fair Value at December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2,756	$2,756	$—	$—
Restricted cash	26	26	—	—
Trade receivable from provisional copper and gold concentrate sales, net	113	—	113	—
Marketable equity securities	56	56	—	—
Marketable debt securities
Asset backed commercial paper	18	—	—	18
Restricted marketable debt securities	49	16	33	—
Restricted other assets	13	13	—	—
Batu Hijau contingent consideration	13	—	—	13
	$3,044	$2,867	$146	$31
Liabilities:
Debt (1)	$4,882	$—	$4,882	$—
Derivative instruments, net:
Foreign exchange forward contracts	24	—	24	—
Holt royalty obligation	187	—	—	187
	$5,093	$—	$4,906	$187

(1)

Debt, exclusive of capital leases, is carried at amortized cost. The outstanding carrying value was $4,040 and $4,599 at December 31, 2017 and 2016, respectively. The fair value measurement of debt was based on an independent third party pricing source.

Fair Value Inputs Assets Liabilities Quantitative Information

	At December 31,			Range/Weighted
Description	2017	Valuation technique	Unobservable input	average
Batu Hijau contingent consideration	$23	Monte Carlo	Discount rate	17.50%
			Short-term copper price	$3.09
			Long-term copper price	$3.00
Holt royalty obligation	$243	Monte Carlo	Discount rate	3.32%
			Short-term gold price	$1,275
			Long-term gold price	$1,300
			Gold production scenarios (in 000's of ounces)	402 -1,779

	At December 31,			Range/Weighted
Description	2016	Valuation technique	Unobservable input	average
Asset backed commercial paper	$18	Risk-adjusted indicative price	Recoverability rate	97%
Batu Hijau contingent consideration	$13	Monte Carlo	Discount rate	17.10%
			Short-term copper price	$2.39
			Long-term copper price	$3.00
Holt royalty obligation	$187	Monte Carlo	Discount rate	3.36%
			Short-term gold price	$1,221
			Long-term gold price	$1,300
			Gold production scenarios (in 000's of ounces)	332 - 1,570

Changes in the Fair Value of the Company's Level 3 Financial Assets

The following tables set forth a summary of changes in the fair value of the Company’s Level 3 financial assets and liabilities:

		Asset
	Auction	Backed	Batu Hijau		Holt
	Rate	Commercial	Contingent	Total	Royalty	Total
	Securities (1)	Paper (1)	Consideration (2)	Assets	Obligation (2)	Liabilities
Fair value at December 31, 2015	$7	$18	$—	$25	$129	$129
Settlements	(8)	(3)	—	(11)	(11)	(11)
Revaluation	1	3	—	4	69	69
Valuation	—	—	13	13	—	—
Fair value at December 31, 2016	$—	$18	$13	$31	$187	$187
Settlements	—	(18)	—	(18)	(12)	(12)
Revaluation	—	—	10	10	68	68
Fair value at December 31, 2017	$—	$—	$23	$23	$243	$243

(1)	The gain (loss) recognized is included in Other income, net.
(2)	The gain (loss) recognized is included in Net income (loss) from discontinued operations.

Changes in the Fair Value of the Company's Level 3 Financial Liabilities

The following tables set forth a summary of changes in the fair value of the Company’s Level 3 financial assets and liabilities:

		Asset
	Auction	Backed	Batu Hijau		Holt
	Rate	Commercial	Contingent	Total	Royalty	Total
	Securities (1)	Paper (1)	Consideration (2)	Assets	Obligation (2)	Liabilities
Fair value at December 31, 2015	$7	$18	$—	$25	$129	$129
Settlements	(8)	(3)	—	(11)	(11)	(11)
Revaluation	1	3	—	4	69	69
Valuation	—	—	13	13	—	—
Fair value at December 31, 2016	$—	$18	$13	$31	$187	$187
Settlements	—	(18)	—	(18)	(12)	(12)
Revaluation	—	—	10	10	68	68
Fair value at December 31, 2017	$—	$—	$23	$23	$243	$243

(1)	The gain (loss) recognized is included in Other income, net.
(2)	The gain (loss) recognized is included in Net income (loss) from discontinued operations.